Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2022	$ 934,976	$ 32,077	$ (166,155)	$ (768,397)	$ 32,501	$ 19,054	$ 51,555
Beginning Balance (Shares) at Aug. 31, 2022							98,952,372
Statements [Line Items]
Stock based compensation		2,179			2,179		$ 2,179
Restricted share units redeemed	409	(449)			(40)		$ (40)
Restricted share units redeemed (shares)							155,488
Share options exercised	128	(46)			82		$ 82
Share options exercised (shares)							60,667
Share issuance - financing	1,975				1,975		$ 1,975
Share issuance - financing (Shares)							1,089,503
Share issuance costs	(448)				(448)		$ (448)
Contributions of Waterberg JV Co.				(675)	(675)	2,591	1,916
Currency translation adjustment			(4,182)		(4,182)		(4,182)
Net loss for the year				(5,663)	(5,663)		(5,663)
Ending Balance at Aug. 31, 2023	937,040	33,761	(170,337)	(774,735)	25,729	21,645	$ 47,374
Ending Balance (Shares) at Aug. 31, 2023							100,258,030
Statements [Line Items]
Stock based compensation		1,383			1,383		$ 1,383
Restricted share units redeemed	386	(493)			(107)		$ (107)
Restricted share units redeemed (shares)							103,473
Share issuance - financing	2,500				2,500		$ 2,500
Share issuance - financing (Shares)							2,118,645
Share issuance costs	(139)				(139)		$ (139)
Dilution of non-controlling interest			25	(289)	(264)	(62)	(326)
Contributions of Waterberg JV Co.				(371)	(371)	1,421	1,050
Currency translation adjustment			2,622		2,622		2,622
Net loss for the year				(4,607)	(4,607)		(4,607)
Ending Balance at Aug. 31, 2024	$ 939,787	$ 34,651	$ (167,690)	$ (780,002)	$ 26,746	$ 23,004	$ 49,750
Ending Balance (Shares) at Aug. 31, 2024							102,480,148